Property and equipment - Disclosure of changes in property and equipment (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 832,481
Ending balance	417,296	$ 832,481
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,217,354	1,033,676
Additions	176,949	187,478
Disposals	(557,255)	(3,800)
Ending balance	837,048	1,217,354
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(384,873)	(130,027)
Depreciation	300,953	257,481
Disposals	266,074	2,635
Ending balance	(419,752)	(384,873)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	64,281
Ending balance	66,391	64,281
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	106,806	59,757
Additions	37,047	50,849
Disposals	0	(3,800)
Ending balance	143,853	106,806
Computer equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(42,525)	(18,398)
Depreciation	34,937	26,762
Disposals	0	2,635
Ending balance	(77,462)	(42,525)
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,875
Ending balance	2,165	3,875
Computer software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	5,129	0
Additions	0	5,129
Disposals	0	0
Ending balance	5,129	5,129
Computer software [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1,254)	0
Depreciation	1,710	1,254
Disposals	0	0
Ending balance	(2,964)	(1,254)
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	41,502
Ending balance	29,394	41,502
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	100,933	90,116
Additions	8,645	10,817
Disposals	0	0
Ending balance	109,578	100,933
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(59,431)	(40,364)
Depreciation	20,753	19,067
Disposals	0	0
Ending balance	(80,184)	(59,431)
LRIP equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	77,559	0
Additions	20,099	77,559
Disposals	0	0
Ending balance	97,658	77,559
Moulding equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	70,557
Ending balance	71,907	70,557
Moulding equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(7,002)	0
Depreciation	18,749	7,002
Disposals	0	0
Ending balance	(25,751)	(7,002)
R&D equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	155,298
Ending balance	104,680	155,298
R&D equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	239,804	217,940
Additions	0	21,864
Disposals	0	0
Ending balance	239,804	239,804
R&D equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(84,506)	(38,287)
Depreciation	50,618	46,219
Disposals	0	0
Ending balance	(135,124)	(84,506)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	92,588
Ending balance	74,127	92,588
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	137,037	117,237
Additions	2,680	19,800
Disposals	(7,925)	0
Ending balance	131,792	137,037
Leasehold improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(44,449)	(16,534)
Depreciation	21,141	27,915
Disposals	7,925	0
Ending balance	(57,665)	(44,449)
Sales demo equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	404,380
Ending balance	68,632	404,380
Sales demo equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	550,086	548,626
Additions	108,478	1,460
Disposals	(549,330)	0
Ending balance	109,234	550,086
Sales demo equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(145,706)	(16,444)
Depreciation	153,045	129,262
Disposals	258,149	0
Ending balance	$ (40,602)	$ (145,706)